SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events
32.	SUBSEQUENT EVENTS

In February 2017, the Group entered into a framework strategic cooperation agreement with Zhongrong International Trust Co., Ltd. ("ZR Trust"). Pursuant to the framework agreement, ZR Trust will participate in the third round private offering of MHM in 2017 and subscribe no less than 15% equity interest in MHM. Furthermore, ZR Trust and the Group formed an onshore fund (note 7) with a total investment of RMB1,003,000 in which the Company’s equity interest in the onshore fund is 25.598%. The onshore fund granted RMB300,000 of loan to GZ Proton in February 2017. The onshore fund will also invest in several newly established hospitals in the PRC, including 43.4% equity interest of BPMC.